Non-controlling interests and redeemable non-controlling interests - Schedule of Net Loss Attributable to Non-Controlling Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Noncontrolling Interest [Line Items]
Net earnings (loss) attributable to NCI	$ 74,920	$ 36,539
Redeemable non-controlling interest, held by related party	0	(25,922)
Net effect of non-controlling interests	74,920	10,617
Non-controlling interests - tax equity partnership units
Noncontrolling Interest [Line Items]
Net earnings (loss) attributable to NCI	79,261	44,024
Non-controlling interests - redeemable tax equity partnership units
Noncontrolling Interest [Line Items]
Net earnings (loss) attributable to NCI	1,324	1,324
Non-controlling interests
Noncontrolling Interest [Line Items]
Net earnings (loss) attributable to NCI	$ (5,665)	$ (8,809)